Taxation (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Oil and Gas, Proved Reserve, Quantity [Line Items]
Current tax expense	€ 80	€ 30
Deferred tax expense
Statutory tax rate	21.00%	21.00%
Rate of applicable	25.00%
IRELAND
Oil and Gas, Proved Reserve, Quantity [Line Items]
Tax rate	12.50%